NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE - Convertible debenture/notes payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total convertible debenture/notes payable	$ 231,168	$ 107,994
Current portion	(4,918)
Long-term convertible debenture/notes payable	226,250	107,994
Notes payable issued on March 21, 2012, unsecured, interest included, due on March 21, 2014,convertible into common stock at $1.00 per share
Total convertible debenture/notes payable	92,384	98,131
Current portion	(92,384)	(98,131)
Long-term convertible debenture/notes payable
Convertible debenture issued on October 2, 2012, unsecured, interest included, due on October 2, 2015, convertible into common stock at 60% of the lowest closing bid price for the twenty trading days immediately preceding the date of conversion

Total convertible debenture/notes payable		9,863
Current portion		(9,863)
Long-term convertible debenture/notes payable
Convertible note issued on March 2013, unsecured, interest at 8%, due on October 05, 2013, in default
Total convertible debenture/notes payable	10,000
Current portion	(10,000)
Long-term convertible debenture/notes payable
Convertible note issued on July 2013, August 2013 and October 2013, unsecured, interest at 8%, due on April 22, 2014, May 27, 2014 and July 25, 2014. Unamortized debt discount of $92,011 and $0, respectively

Total convertible debenture/notes payable	81,989
Current portion	(81,989)
Long-term convertible debenture/notes payable
Convertible note issued on October 2013 and December 2013, unsecured, zero interest if paid on or before 90 days otherwise one time interest charge of 12%, due on October 2, 2015 and December 2, 2015. Unamortized debt discount of $50,082 and $0, respectively

Total convertible debenture/notes payable	4,918
Current portion	(4,918)
Long-term convertible debenture/notes payable
Convertible note issued on October 2013, unsecured, interest at 6%, due on October 13, 2014. Unamortized debt discount of $23,507 and $0, respectively
Total convertible debenture/notes payable	6,493
Current portion	(6,493)
Long-term convertible debenture/notes payable
Convertible note issued on December 2013, unsecured, interest at 8%, due on December 12, 2014. Unamortized debt discount of $58,299 and $0, respectively
Total convertible debenture/notes payable	3,201
Current portion	(3,201)
Long-term convertible debenture/notes payable
Convertible note issued on December 2013, unsecured, interest at 6%, due on December 12, 2014. Unamortized debt discount of $100,317 and $0, respectively
Total convertible debenture/notes payable	32,183
Current portion	(32,183)
Long-term convertible debenture/notes payable